GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2024
Segments, Geographical Areas [Abstract]
GEOGRAPHIC INFORMATION
NOTE 16:-	GEOGRAPHIC INFORMATION

Summary information about geographic areas:

The total revenues are attributed to geographic areas based on the location of the end-users.

The following table presents total revenues for the years ended December 31, 2024, 2023 and 2022 from a geographical perspective:

	Year ended December 31,
	2024	2023	2022
Revenues from sales to customers located at:

The United States	$83,429	$72,963	$94,014
America - other	34,311	30,472	29,933
EMEA*	94,075	96,488	104,219
Asia Pacific	63,065	61,369	65,260

	$274,880	$261,292	$293,426

*	Europe, the Middle East and Africa.

The following table presents long-lived assets and ROU assets as of December 31, 2024 and 2023 from a geographical perspective:

	December 31,
	2024	2023
Long-lived assets by geographic region:

America (principally the United States)	$1,905	$1,905
Israel	29,344	34,888
EMEA - other	556	753
Asia Pacific	2,283	1,452

	$34,088	$38,998